BUSINESS ACQUISITION (Details Narrative) ¥ in Millions			6 Months Ended		12 Months Ended
		Jan. 13, 2022 shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 31, 2022
Business Acquisition [Line Items]
Audited revenue							$ 2,294,400	¥ 15
Net loss	[1]		$ 588,744	$ (1,809,030)
Revenue	[2]		$ 18,078,547	$ 14,078,009
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT) [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting									100.00%
Business acquisition, shares issued, shares | shares		20,154
Net loss					$ 180,000	$ 130,000
Revenue					70,000.00	600,000
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT) [Member] | Second Phase [Member]
Business Acquisition [Line Items]
Audited revenue						2,500,000
Net loss						$ 500,000
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT) [Member] | Third Phase [Member]
Business Acquisition [Line Items]
Audited revenue					2,600,000
Net loss					$ 550,000
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT) [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting		95.56%	100.00%
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT) [Member] | Share Purchase Agreement [Member] | First Phase [Member]
Business Acquisition [Line Items]
us-gaap:SharesIssued | shares		6,718
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT) [Member] | Share Purchase Agreement [Member] | Second Phase [Member]
Business Acquisition [Line Items]
us-gaap:SharesIssued | shares		6,718
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT) [Member] | Share Purchase Agreement [Member] | Third Phase [Member]
Business Acquisition [Line Items]
us-gaap:SharesIssued | shares		6,718

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.
[2]	Revenues by operating segments exclude intercompany transactions.